Contingent Liabilities, Commitments and Concessions	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities, commitments and concessions [Abstract]
Contingent Liabilities, Commitments and Concessions
Note 19 – Contingent Liabilities, Commitments and Concessions

A.           Contingent Liabilities

OPC

a.	Local Council of Shapir development levies

In December 2019, an arrangement was signed between OPC Tzomet and the Local Council of Shapir, whereby OPC Tzomet received an initial calculation of the development levies in respect of the Tzomet project, in the amount of NIS 28 million (approximately $8 million) (not including VAT) (hereinafter – the “Calculation of the Levies”). In January 2020, the Council sent OPC Tzomet a charge notification in respect of the Calculation of the Levies, in the amount of NIS 37 million (approximately $11 million), of which NIS 13 million (approximately $4 million), which was not in dispute, was paid in December 2019. In March 2020, OPC Tzomet filed an administrative petition against the Council in respect of the amount in dispute, as stated. As part of its response to the petition, it was recognized that an error of about NIS 2 million was made, resulting in an agreement to reduce the bank guarantee deposited by OPC Tzomet in favor of the Council of NIS 21 million (approximately $7 million).

Subsequent to year end, in February 2021, a compromise was reached. The Council agreed to reduce the amount of levies to about NIS 20 million (approximately $6 million). This means that OPC Tzomet will be required to top up an additional NIS 7 million (approximately $2 million), which includes levies in respect of a built-up area of 11,600 square meters which has not yet been built, and OPC Tzomet has the right to construct it with no further levies required. As at year end, a provision based on the compromise formulated was recorded in the consolidated statements of financial position.

b.	Oil Refineries Ltd. (now known as “Bazan”) gas purchase claim

In January 2018, a request was filed with the Tel Aviv-Jaffa District Court to approve a derivative claim by a shareholder of Bazan against former and current directors of Bazan, Israel Chemicals Ltd., OPC Rotem, OPC Hadera and IC (collectively the "Group Companies"), over: (1) a transaction of the Group Companies for the purchase of natural gas from Tamar Partners, (2) transactions of the Group Companies for the purchase of natural gas from Energean Israel Ltd. (“Energean”) and (3) transaction for sale of surplus gas to Bazan.

In August 2018, the Group Companies submitted their response to the claim filed. OPC rejected the contentions appearing in the claim and requested summary dismissal of the claim. Hearings on the proofs have been scheduled for the second half of 2021.

In OPC’s estimation, based on advice from its legal advisors, it is more likely than not that the claim will not be accepted by the Court and, accordingly, no provision has been included in the financial statements in respect of the claim as at December 31, 2020.

c.	Bazan electricity purchase claim

In November 2017, a request was filed with the Tel Aviv-Jaffa District Court to approve a derivative claim on behalf of Bazan. The request is based on the petitioner's contention that the undertaking in the electricity purchase transaction between Bazan and OPC Rotem is an extraordinary interested party transaction that did not receive the approval of the general assembly of Bazan shareholders on the relevant dates. The respondents to the request include Bazan, OPC Rotem, the Israel Corporation Ltd. and the members of Bazan's Board of Directors at the time of entering into the electricity purchase transaction. The requested remedies include remedies such as an injunction and financial remedies.

In July 2018, OPC Rotem submitted its response to the request. Bazan’s request for summary judgement was denied and the hearings on the proofs were scheduled for the second half of 2021.

In OPC Rotem’s estimation, it is more likely than not that the request will not be accepted by the court, and accordingly, no provision has been included in the financial statements in respect of the claim as at December 31, 2020.

d.	Dalia petition

In December 2019, OPC received a copy of a petition filed in the Supreme Court sitting as the High Court of Justice wherein it was requested to issue a conditional order and an interim order (the “Petition”), which was filed by Or Energy Power (Dalia) Ltd. and Dalia Energy Power Ltd. (collectively the “Petitioners”) against the EA, the Plenary Electricity Authority (“Plenary”), the State of Israel – the Ministry of Energy and OPC Tzomet (collectively the “Respondents”).

The Petition included, mainly, contentions in connection with decisions and actions of the EA relating to Regulation 914, and with reference to the conditional license of OPC Tzomet which, the Petitioners contended, permit OPC Tzomet to improperly (unlawfully) be covered by this Regulation and as a result, so the Petitioners contended, to block their entry into this Regulation. The Petitioners contended that the conduct of the EA and the Plenary justify intervention by the Court and issuance of a conditional order, as well as an interim order in light of the expiration of Regulation 914 on January 1, 2020, which would permit the Petitioners, so they argue, after acceptance of the Petition, to fully enter into Regulation 914.

The main relief requested by the Petitioners was a request for a conditional order instructing the EA and the Plenary to provide reasons why: (a) the Variable Availability Amendment decision (hereinafter – “the Decision”) of the EA should not be cancelled; (b) it should not be determined that the conditional license of OPC Tzomet is void; (c) it should not be determined that OPC Tzomet’s connection study from September 2019 is void; (d) it should not be determined that OPC Tzomet is not entitled to be covered by Regulation 914 due to that stated in subsections (b) and (c) above; and to grant any other relief the Court sees fit and to charge for expenses any party that objects to the Petition. In addition, the Petitioners request that since Regulation 914 is expected to expire on January 1, 2020, the Court should rule that until a decision is rendered with respect to the Petition: (a) the validity of Regulation 914 should not expire with respect to the Petitioners; and (b) entry into effect of the decision should be stayed and no action should be executed that is based thereon or, alternatively, the Petition should be set for an urgent hearing.

In February 2020, the Supreme Court cancelled the Petition with no order for expenses.

e.	IEC power purchase agreement

In 2014 (commencing in August), letters were exchanged between OPC Rotem and IEC regarding the tariff to be paid by OPC Rotem to IEC in respect of electricity that it had purchased from the electric grid, in connection with sale of electricity to private customers, where the electricity generation in the power plant was insufficient to meet the electricity needs of such customers.

It is OPC Rotem’s position that the applicable tariff is the “ex-post” tariff, whereas according to IEC in the aforesaid exchange of letters, the applicable tariff is the TAOZ tariff, and based on part of the correspondences even a tariff that is 25% higher than the TAOZ tariff (and some of the correspondences also raise allegations of breach of the PPA with IEC). In order to avoid a specific dispute, Rotem paid IEC the TAOZ tariff for the aforesaid purchase of electricity and commencing from that date, it pays IEC the TAOZ tariff on the purchase of electricity from IEC for sale to private customers. In OPC Rotem’s estimation, it is more likely than not that OPC Rotem will not pay any additional amounts in respect of the period ended December 31, 2020. Therefore, no provision was included in the financial statements.

f.	Tamar dispute

In July 2013, the EA published four generation component tariff indices, ranging from NIS 333.2 per MWh to NIS 386 per MWh, instead of the single tariff that had previously been used. In connection with the indexation of their natural gas price formula for OPC Rotem’s gas supply agreement with Noble Energy Mediterranean Ltd., Delek Drilling Limited Partnership, Isramco Negev 2 Limited Partnership, Dor Gas Exploration Limited Partnership, Everest Infrastructures Limited Partnership and Tamar Petroleum Limited Partnership (collectively “Tamar Partners”), OPC and the Tamar Partners disagreed as to which of the EA’s July 2013 tariffs applied to the Tamar Partners’ supply agreement. In June 2017, Tamar Partners filed a request for arbitration against OPC Rotem in accordance with the gas supply agreement. In July 2019, the arbitration ruling was received, which dismissed all of the Tamar Partners’ claims against OPC Rotem, and that Tamar Partners was to pay OPC-Rotem approximately NIS 14 million (approximately $3 million) in reimbursement for expenses. As a result, a gain of $3 million on the expenses incurred and the interest accrued on the $22 million deposited of approximately NIS 4 million (approximately $1 million) were received and recorded as Other Income and Financing Income respectively.

B.	Commitments

a.	OPC Rotem

PPA between OPC Rotem and IEC

On November 2, 2009, OPC Rotem signed a PPA with IEC, whereby OPC Rotem undertook to construct the plant, and IEC undertook to purchase capacity and energy from OPC Rotem over a period of twenty (20) years from the commencement date of commercial operation of the plant. The PPA includes sections governing the obligations of each parties in the construction and operation period, as well as a compensation mechanism in the case of non-compliance by one of the parties with its obligations under the PPA. For more details on compensation to IEC, please refer to Note 19.A.e.

Maintenance agreement between OPC Rotem and Mitsubishi

On June 27, 2010, OPC Rotem entered into an agreement with Mitsubishi Heavy Industries Ltd. (which was assigned to Mitsubishi Hitachi Power Systems Ltd. on June 24, 2014 and again to Mitsubishi Hitachi Power Systems Europe Ltd. on March 31, 2016) (hereinafter – “Mitsubishi”), for the long-term maintenance of the Rotem power plant, commencing from the date of its commercial operation, for an operation period of 100,000 work hours or up to the date on which 8 scheduled treatments of the gas turbine have been completed (which the Company estimates at 12 years), at a cost of about €55 million (approximately $16 million), payable over the period based on the formula provided in the agreement (hereinafter – the “Agreement”). According to the Agreement, Mitsubishi will perform maintenance work on the main components of Rotem Power Plant, comprising the gas turbine, the steam turbine and the generator (hereinafter – “the Main Components”). In addition, Mitsubishi will supply new or renovated spare parts, as necessary. The Agreement covers scheduled maintenance and that, as a rule, OPC Rotem will be charged separate additional amounts for any unscheduled or additional work, to the extent required. The Agreement provides for unscheduled maintenance, subject to certain restrictions and to the terms of the Agreement.

As part of the Agreement, OPC Rotem undertook to perform maintenance work that does not relate to the Main Components, as well as regular maintenance of the site. In addition, OPC Rotem is required to provide to Mitsubishi, during the servicing, services and materials not covered under the Agreement, and will make personnel available as set forth in the agreement. The Agreement stipulates the testing, renovation and maintenance cycles of the Main Components as well as the duration of each test. The Agreement includes undertakings by Mitsubishi in connection with the performance of the Rotem Power Plant. Mitsubishi has undertaken to compensate OPC Rotem in the event of non-compliance with the aforesaid undertakings and OPC Rotem, on its part, has undertaken to pay bonuses to Mitsubishi for improvement in the performance of the Rotem Power Plant as a result of the maintenance work; all this – up to an annual ceiling amount, as stipulated in the Maintenance Agreement.

In 2018, an additional maintenance treatment was performed – the first maintenance treatment of the “major overhaul” type, which is performed about once every 6 years (hereinafter – “the Maintenance Work”). This Maintenance Work included extensive maintenance work in the Power Plant’s systems, particularly in the gas, steam and generator turbines. During performance of the Maintenance Work, Power Plant’s activities were suspended along with the related energy generation. The Maintenance Work was carried on as planned from September 25, 2018 and up to November 10, 2018. Supply of the electricity to the Power Plant’s private customers continued as usual – this being based on criteria published by the EA and OPC Rotem’s PPA agreement with IEC. No planned maintenance was performed in 2019.

As a result of the limitations on entry in Israel due to COVID-19, the maintenance work that was planned to be performed for the Rotem power plant in April 2020 was postponed to October 2020. In April 2020, OPC Rotem shut down the power plant for a number of days in order to perform internally-initiated tests and treatments due to the postponement. The shutdown for several days and the postponement of the maintenance date did not have a significant impact on the generation activities of the Rotem power plant and its results. In October 2020, the maintenance work was performed as planned, during which time the activities of the Rotem power plant were halted. As at publication date, the next maintenance is planned to be in October 2021, during which the activities of the Rotem Power Plant and the related energy generation activities will be discontinued for a period of 18 days.

PPAs between OPC Rotem and private customers

OPC Rotem has entered into agreements for the sale of electricity (hereafter – “the PPA Agreements”) to its customers, with the average balance of the period being 6.5 years. The new long‑term agreements are for periods of 15 to 20 years from commencement of the supply. If a customer signed an agreement for construction of generation facilities with OPC Rotem, their PPA Agreements were extended for 15 to 20 years from the commercial operation date of the generation facility. Additionally, from time to time, OPC Rotem enters into short‑term agreements for the sale of electricity. The consideration that is stipulated in the agreements is based on the TAOZ tariff with a certain discount given with respect to the generation component. The TAOZ tariff, including the generation component tariff, is determined and updated from time to time by the Electricity Authority. Under the terms of the agreements, OPC Rotem is committed to a minimum availability of the power supply plant (non-compliance with the said minimum availability is subject to financial penalties).

It is noted that OPC Rotem has no obligation to provide a discount with respect to the generation component in certain cases, such as the non‑supply of natural gas. The terms of the agreements also entitle OPC Rotem to cancel the agreement, including in the event that the generation component drops below the minimum tariff that is set forth in the PPA with IEC. Rotem has an option to sell the relevant output that had been allocated to private customers back to IEC, subject to advance notice of 12 months, and to be eligible for fixed availability payments. As a rule, the PPA agreements with customers are not secured by collaterals.

Gas transmission agreement between OPC Rotem and Israel Natural Gas Lines Ltd.

In July 2010, Rotem signed a gas transmission agreement with Israel Natural Gas Lines Ltd. (“INGL”). The agreement expires in 2029, with a renewal option for 5 additional years. The agreement includes a payment for a gas PRMS, which was constructed for OPC Rotem, at a cost of about NIS 47 million (approximately $13.6 million) and a monthly payment for use of the gas transmission infrastructure. As part of the agreement, Rotem provided a deposit to INGL, in the amount of NIS 2 million (approximately $0.6 million), to secure the monthly payment.

Gas Sale and Purchase Agreement between OPC Rotem and Tamar

On November 25, 2012, OPC Rotem signed an agreement with Tamar Partners regarding supply of natural gas to the power plant (hereinafter – “the Agreement between Tamar and OPC Rotem”). The Agreement between Tamar and OPC Rotem will remain in effect until September 2029. In addition, if 93% of the total contractual quantity is not consumed, both parties have the right to extend the agreement up to the earlier of consumption of the full contractual quantity or two additional years. The total contractual quantity under the agreement amounts to 10.6 BCM (billion cubic meters).

Certain annual quantities in the Agreement between Tamar and OPC Rotem are subject to a “Take‑or‑Pay” obligation (hereinafter – the “TOP”), based on a mechanism set forth in the Agreement. Under the Agreement between Tamar and OPC Rotem, under certain circumstances, where there is a payment for a quantity of natural gas that is not actually consumed or a quantity of gas is purchased above the TOP amount, OPC Rotem may, subject to the restrictions and conditions set forth in the Agreement, accumulate this amount, for a limited time, and use it within the framework of the Agreement. The Agreement includes a mechanism that allows, under certain conditions, assignment of these rights to related parties for quantities that were not used proximate to their expiration date. In addition, OPC Rotem is permitted to sell surplus gas in a secondary sale (with respect to distribution companies, at a rate of up to 15%). In addition, OPC Rotem was granted an option to reduce the contractual daily quantity to a quantity equal to 83% of the average gas consumption in the three years preceding the notice of exercise of this option. The annual contractual quantity will be reduced starting 12 months after the date of such notice, subject to the adjustments set forth in the Tamar Agreement with OPC Rotem (including the TOP). If the annual contractual quantity is decreased, all other contractual quantities set forth in the agreement are to be decreased accordingly. Nevertheless, the TOP is expected to decrease such that the minimum consumption quantity will constitute 50% of the average gas consumption in the three years prior to the notice of exercise of the option. The option is exercisable starting from January 1, 2020, but not later than December 31, 2022. The Supervisor of Restrictive Business Practices (Antitrust) (hereinafter – “the Supervisor”) is authorized to update the notice period in accordance with the circumstances. On December 28, 2015, the Agreement received the Supervisor’s approval.

The Agreement between Tamar and OPC Rotem allows reducing the supply of gas to OPC Rotem during the “Interim Period” (as detailed below) in the event of gas shortage and gives preference in such a case to certain customers of Tamar Partners over OPC Rotem. Nevertheless, in April 2017, the Natural Gas Sector Regulations (Maintaining a Natural Gas Sector during an Emergency), 2017, were published, which provide for handling of the gas supply in the event of failure by a gas supplier to supply all of the natural gas out of the relevant field. In general, pursuant to the Regulations, in the event of shortage of natural gas, the available gas will be allocated proportionately among consumers that generate electricity and consumers that do not generate electricity, based on their average consumption, and after deducting gas quantities that are reserved for distribution consumers. It is noted that in extraordinary circumstances of a shortage that has a significant adverse impact on the regular operation of the electricity sector, the Regulations authorize the Minister of Energy to make an exception to the allocation provided in the Regulations, after consulting with the Director of the Natural Gas Authority and the Director of the EA.

Without detracting from that stated above, pursuant to the Agreement between Tamar and OPC Rotem, OPC Rotem is defined as a “Tier B” customer and during the “Interim Period”, under certain circumstances, Tamar Partners will not be obligated to supply Rotem’s daily capacity. On the other hand, during the “Interim Period” OPC Rotem is not subject to any TOP obligation. The “Interim Period” commenced based on the notification of Tamar Partners in April 2015 and ended on March 1, 2020.

Pursuant to the agreement, the price is based on a base price in NIS that was determined on the signing date of the agreement, linked to changes in the generation component tariff, which is part of the TAOZ, and in part (30%) to the representative rate of exchange of the U.S. dollar. As a result, increases and decreases in the generation component, as determined by the Electricity Authority, affect OPC Rotem’s cost of sales and its profit margins. In addition, the natural gas price formula set forth in the Agreement between Tamar and Rotem is subject to a minimum price denominated in US dollars.

In November 2019, an amendment to the Tamar agreement was signed – the significant arrangements included therein are as follows: (a) the option granted to OPC Rotem to reduce the minimal annual contractual quantity to a quantity equal to 50% of the average annual self‑consumption of the gas in the three years that preceded the notification of exercise of the said option, was changed such that after exercise of the option it is expected that the minimal annual contractual quantity in OPC Rotem will be reduced to quantity equal to 40% of the average annual self‑consumption of the gas in the three years that preceded the notification of exercise of the option, subject to adjustments provided in the agreement and assuming the expected consumption of the gas; (b) OPC Rotem committed to continue to consume all the gas required for its power plant from Tamar (including quantities beyond the minimal quantities) up to the completion date of the test‑run of the Karish and Tanin reservoirs (hereinafter – “the Karish Reservoir”), except for a limited consumption of gas during the test‑run period of the Karish Reservoir. In January 2020, the decision of the Business Competition Supervisor was received whereby OPC is exempt from receiving approval of the Business Competition Court for a restrictive agreement (cartel) with reference to amendment of the agreement, where the exemption is granted subject to those conditions for the exemption that constituted the basis for the original agreement also applying in the framework of the present approval. In March 2020, all the preconditions to the amendment of the agreement were met.

Amendment of standards in connection with Deviations from Consumption Plans

In February 2020, the EA published its Decision from Meeting 573, held on January 27, 2020, regarding Amendment of Standards in connection with Deviations from the Consumption Plans (hereinafter – the “Decision”). Pursuant to the Decision, a supplier is not permitted to sell to its consumers more than the amount of the capacity that is the subject of all the undertakings it has entered into with holders of private generation licenses. In addition, the EA indicated that it is expected that the supplier will enter into private transactions with consumers in a scope that permits it to supply all their consumption from energy that is generated by private generators over the entire year. Actual consumption of energy at a rate in excess of 3% from the installed capacity allocated to the supplier will trigger payment of an annual tariff that reflects the annual cost of the capacity the supplier used as a result of the deviation, as detailed in the Decision (“Annual Payment in respect of Deviation from the Capacity”). In addition, the Decision provides a settlement mechanism in respect of a deviation from the daily consumption plan (surpluses and deficiencies), which will apply concurrent with the annual payment in respect of a deviation from the capacity. Application of the Decision will commence from September 1, 2020. According to the Decision, the said amendment will apply to OPC Rotem after determination of supplemental arrangements for OPC Rotem, which as at the date of the report had not yet been determined. OPC is studying the Decision and will formulate a position regarding the required supplementary arrangements. Therefore, as at the date of the Report, there is no certainty regarding the extent of the impact of the unfavorable impact of the Decision, if any, on OPC’s activities.

b.	OPC Hadera

Agreement for purchase of electricity between OPC Hadera and IEC

In September 2016, OPC Hadera signed an agreement with IEC to purchase energy and provide infrastructure services. As part of establishment of the System Administrator under the reform of IEC, in September 2020 OPC Hadera received notification of assignment of the agreement to the System Administrator. As part of the agreement, OPC Hadera undertook to sell energy and related services to IEC, and IEC undertook to sell OPC Hadera infrastructure services and electricity system management services, including backup services. The agreement will remain in effect until the end of the period in which OPC Hadera is permitted to sell electricity to private consumers, and until the end of the period in which OPC Hadera is permitted to sell energy to the system manager, in accordance with the provisions of the generation license, i.e. up to the end of 20 years from the date of commercial operation. It was also determined that the System Administrator will be entitled to disconnect the Hadera power plant from the electricity grid if it fails to comply with the safety instructions prescribed by law, or a safety instruction of the System Administator, which would be delivered to OPC Hadera in advance and in writing. OPC Hadera has also undertaken to meet the availability and reliability requirements set forth in its license and the covenants, and to pay for non-compliance therewith.

Agreements for sale of electricity between OPC Hadera and private customers

OPC Hadera has signed long‑term agreements for sale of electricity to its customers, with the average balance of the period being 11.4 years. Most of the agreements are for a period of 10 to 15 years, while in most of the agreements the end user has an early termination right, with a right of refusal by OPC Hadera. If a customer signed an agreement for construction of generation facilities with OPC, their PPA Agreements were extended for 15 years from the commercial operation date of the generation facility. The consideration was determined on the basis of the TAOZ rate, less a discount with respect to the generation component. If the consideration is less than the minimum tariff set for the generation component, OPC will have the right to terminate the agreements.

In addition, the agreements include compensation in the event of a delay in the commercial operation of the power plant and compensation for unavailability of the power plant below an agreed minimum level. As a result of the delay in commercial operation date as described in Note 10.A.1.c, OPC Hadera is paying compensation to customers.

As at December 31, 2020, the total compensation to customers (including compensation to Hadera Paper, as detailed below) amounted to about NIS 13 million (approximately $4 million), of which NIS 10 million (approximately $3 million) was paid in 2019. Pursuant to the provisions of IFRS 15 relating to “variable consideration”, on the date of payment of compensation to customers, the Company recognized Long‑term prepaid expenses that are amortized over the period of the contract, commencing from the commercial operation date of the Hadera Power Plant, against a reduction of Revenue.

Power and steam supply Agreement between OPC Hadera and Hadera Paper

OPC Hadera has signed two agreements with Hadera Paper: (a) a long‑term supply agreement whereby OPC Hadera exclusively supplies electricity and steam to Hadera Paper for a period of 25 years from the commercial operation date of the Hadera Power Plant; and (b) a short‑term supply agreement whereby from the commencement date of sale of the electricity and steam and up to the commercial operation date of the Hadera Power Plant, together with entry into effect of the long‑term supply agreement, OPC Hadera will supply all the electricity generated at the Energy Center, which is located in the yard of Hadera Paper, and all the steam produced at the Energy Center, to Hadera Paper. With the commercial operation date of the Hadera Power Plant on July 1, 2020, the short-term agreement ended and the long-term agreement entered into effect.

The tariff paid by Hadera Paper for the electricity it purchases is based on TAOZ with a discount with respect to the generation component. Pursuant to the network tariff that entered into effect in 2019, which includes allocation between a variable component and a fixed component, and also imposes a fixed payment for the network on yard facilities, OPC Hadera will be required to pay for the fixed component of the electricity transmission. As at year end, OPC Hadera bears the transmission payments and the supply coefficient.

The above agreements include a commitment by Hadera Paper to a “Take‑or‑Pay” mechanism (“TOP”) for a certain annual quantity of steam, on the basis of a mechanism set forth in the agreements. The agreements also include obligations by OPC Hadera to a certain availability level with respect to the supply of electricity and steam, and to payment of compensation in the event of non‑compliance with the commercial operation date of the power plant as specified in the agreements. As at year end, OPC Hadera not yet been charged directly for TOP. For details regarding the amount of compensation paid, see above.

Gas Sale and Purchase Agreement (“GSPA”) between Tamar and OPC Hadera

On June 30, 2015, the gas sale and purchase agreement signed by Hadera Paper with Tamar Partners on January 25, 2012 (hereinafter – the “Agreement between Tamar and OPC Hadera”) was assigned to OPC Hadera. In addition, on September 6, 2016, OPC Hadera and Tamar Partners entered into an agreement for the sale and purchase of additional gas (hereinafter – “the Additional Gas Agreement”) for the supply of additional quantities of natural gas (in addition to the original gas agreement) commencing from the operation date of the power plant. The validity of the agreement is up to the earlier of 15 years from January 2019 or completion of consumption of the contractual quantities. The price of gas is denominated in dollars and is linked to the weighted‑average generation component published by the EA. In addition, the formula for the price of the natural gas in the Agreement between Tamar and OPC Hadera is subject to a minimum price. There is a commitment of Tamar to supply the full amount of the quantities included in the agreement while, on the other hand, there is a “Take-or-Pay” commitment of OPC Hadera with respect to a certain annual quantity of natural gas as described above.

OPC Hadera was granted an option to reduce the daily contractual quantity to a certain rate such that the minimum consumption from Tamar will constitute 50% of the average self-consumption of the gas from Tamar in the three years that preceded the notice of exercise of this option. If the daily contractual quantity is reduced, the annual quantity and the total quantity will be reduced accordingly. The option may be exercised in the period starting in the fifth year after commencement of the supply from the Tamar reservoir or in January 2018 (whichever is later) and up to the end of the seventh year after commencement of the supply or the end of 2020 (whichever is later). The terms also provide that the quantity of gas acquired will increase upon construction of the Hadera Power Plant.

Hadera provided bank guarantees of approximately $7 million in favor of Tamar Partners in connection with its undertakings in the two agreements described above. Subsequent to year end, the guarantees were cancelled.

In November 2019, an amendment to the agreement with Tamar was signed – the significant arrangements included therein are as follows: (a) the option granted to OPC Hadera to reduce the minimal annual contractual quantity to a quantity equal to 50% of the average annual self‑consumption of the gas in the three years that preceded the notification of exercise of the said option, was changed such that after exercise of the option it is expected that the minimal annual contractual quantity in OPC Hadera will be reduced to quantity equal to 30% of the average annual self‑consumption of the gas in the three years that preceded the notification of exercise of the option, subject to adjustments provided in the agreement and assuming the expected consumption of the gas; (b) OPC Hadera committed to continue to consume all the gas required for its power plant from Tamar (including quantities beyond the minimal quantities) up to the completion date of the test‑run of the Karish Reservoir, except for a limited consumption of gas during the test‑run period of the Karish Reservoir; (c) extension of the timeframe for provision of notice of exercise of the reduction option by Hadera from the end of 2020 to the end of 2022 and shortening of the notification period for reduction of the quantities in the Hadera agreement. In January 2020, the decision of the Business Competition Supervisor was received whereby OPC Hadera is exempt from receiving approval of the Business Competition Court for a restrictive agreement (cartel) with reference to amendment of the agreement, where the exemption is granted subject to those conditions for the exemption that constituted the basis for the original agreement also applying in the framework of the present approval. In March 2020, all the preconditions to the amendment of the agreement were met.

Gas transmission agreement between OPC Hadera and Israel Natural Gas Lines Ltd.

In July 2007, Hadera Paper signed a gas transmission agreement with INGL, which was assigned to Hadera on July 30, 2015, that regulates the transmission of natural gas to the Energy Center. As part of the agreement, INGL is to construct a PRMS facility for the constructed power plant (hereinafter – “the New PRMS Facility”) at a cost of NIS 27 million (approximately $7 million). The agreement includes a monthly payment for use of infrastructure and for gas transmission to the power plant under construction. The agreement period will run up to the earlier of the following: (a) 16 years from the date of operation of the PRMS Facility; (b) expiration of the INGL license (as at the date of the report – August 1, 2034); or (c) termination of the agreement in accordance with its terms. In addition, Hadera has an option to extend the period of the agreement by five additional years. INGL constructed and connected the PRMS Facility in May 2018.

Construction agreement between OPC Hadera and IDOM Servicios Integrados

In January 2016, an agreement was signed between OPC Hadera and SerIDOM Servicios Integrados IDOM, S.A.U (“IDOM”), for the design, engineering, procurement and construction of a cogeneration power plant, in consideration of about NIS 639 million (approximately $185 million) (as amended several times as part of change orders, including an amendment made in 2019 and described below), which is payable on the basis of the progress of the construction and compliance with milestones (hereinafter – “the Hadera Construction Agreement”). IDOM has provided bank guarantees and a corporate guarantee of its parent company to secure the said obligations, and OPC has provided a corporate guarantee to IDOM, in the amount of $10.5 million, to secure part of OPC Hadera’s liabilities. In addition, as part of an addendum to OPC Hadera’s construction agreement which was signed in October 2018, the parties agreed to waiver of past claims up to the signing date of the addendum.

In accordance with the construction agreement, OPC Hadera is entitled to certain compensation from IDOM in respect of the delay in completion of the construction of the Hadera Power Plant, and to compensation in a case of non-compliance with conditions in connection with the plant’s performance. In OPC Hadera’s estimation, as at year end the amount of compensation due to it for delay in deliver of the power plant is about NIS 76 million (approximately $23 million).

In July 2020, upon completion of the Hadera Power Plant, a request was received from IDOM for payment of the two final milestones of amount NIS 48 million (approximately $15 million). The two final milestone payments were paid by means of an offset against the balance of compensation. In OPC Hadera’s estimation, while IDOM has contentions regarding the final settlement, OPC Hadera has an unconditional contractual right to receive the compensation for the delay in the delivery of the power plant as stated and it is more likely than not that its position will be accepted, hence, no provision has been included in the financial statements. As at December 31, 2020, Hadera recognized an asset receivable in respect of compensation from the construction contractor of the Hadera Power Plant of NIS 29 million (approximately $9 million) due to said delay. This is recognized as a reduction against Property, plant and equipment, net.

As at publication date of the report, OPC Hadera estimates that part of the cost stemming from said delay, including lost profits, are expected to be covered by OPC Hadera’s insurance policy. As at year end, OPC Hadera estimates that part of the cost stemming from said delay, including lost profits, are expected to be covered by OPC Hadera’s insurance policy. As at year end, reimbursements under the insurance policy and compensation from IDOM had not yet been received.

In addition, IDOM has further contentions regarding the final settlement pursuant to the construction agreement, including a demand from IDOM for payment of about $8 million. Based on advice from its legal advisers, in OPC Hadera’s view, IDOM is not entitled to additional payments and it is more likely than not that OPC Hadera will not be charged for additional payments. Therefore, no provision is included in the financial statements.

Maintenance agreement between OPC Hadera and General Electric International and GE Global Parts

On June 27, 2016, OPC Hadera entered into a long-term service agreement (hereinafter - “the Service Agreement”) with General Electric International Ltd. (hereinafter - “GEI”) and GE Global Parts & Products GmbH (hereinafter - “GEGPP”), pursuant to which these two companies will provide maintenance treatments for the two gas turbines of GEI, generators and auxiliary facilities of the OPC Hadera Power Plant for a period commencing on the date of commercial operation until the earlier of: (a) the date on which all of the covered units (as defined in the Service Agreement) have reach the end-date of their performance and (b) 25 years from the date of signing the Service Agreement. The cost of the service agreement amounts to approximately $42 million when the consideration will be payable over the term of the Agreement, based on the formula prescribed therein.

The Service Agreement contains a guarantee of reliability and other obligations concerning the performance of the power plant and indemnification to OPC Hadera in the event of failure to meet the performance obligations. At the same time, Hadera has undertaken to pay bonuses in the event of improvement in the performance of the power plant as a result of the maintenance work, up to a cumulative ceiling for every inspection period.

GEII and GEGPP provided OPC Hadera with a corporate guarantee of their parent company to secure these liabilities, and OPC provided GEII and GEGPP a corporate guarantee, in the amount of $21 million, to secure part of OPC Hadera’s liabilities.

c.	OPC

In 2020, OPC signed agreements with consumers, which included construction of facilities generation of energy on the consumer’s premises by means of natural gas and that are connected to the distribution network, (hereinafter – “the Generation Facilities”) in a total scope of about 76 megawatts, and arrangements for supply and sale of energy to consumers. OPC will sell electricity to the consumers from the Generation Facilities for a period of 15-20 years starting from the commercial operation dates of the Generation Facilities. The planned commercial operation dates are in accordance with terms stipulated in the agreements, and in any event no later than 48 months from the signing date of the agreement. In general, the agreements are based on a discount on the generation component and asaving on the network tariff.

During 2020 and up to the publication date of the financial statements, OPC signed agreements covering construction and supply of motors for the Generation Facilities, with an aggregate capacity of about 41 megawatts. As part of the performance of the above-mentioned projects, OPC signed a framework agreement that permits it to order motors for the generation facilities. It is noted that as part of the undertakings with the consumers, as stated above, the consumers are bound at the same time by electricity purchase agreements with OPC Rotem or OPC Hadera. As at the publication date of the report, the said projects have reached advanced stages and their construction and operation are subject to compliance with various conditions, which as at the submission date of the report had not yet been fulfilled. The aggregate scope of OPC’s investment depends on the extent of the undertakings with the consumers and in OPC’s estimation the said investment could reach an average of about NIS 4 million for every installed megawatt. As at December 31, 2020, OPC’s investment in the Generation Facilities is approximately NIS 12 million (approximately $4 million).

d.	OPC Tzomet

Construction agreement with OPC Tzomet and PW Power Systems LLC

In September 2018, OPC Tzomet signed a planning, procurement and construction agreement (hereinafter – “the Agreement”) with PW Power Systems LLC (hereinafter – “Tzomet Construction Contractor” or “PWPS”), for construction of the Tzomet project. The Agreement is a “lump‑sum turnkey” agreement wherein the Tzomet Construction Contractor committed to construct the Tzomet project in accordance with the technical and engineering specifications determined and includes various undertakings of the contractor. In addition, the Tzomet Construction Contractor committed to provide certain maintenance services in connection with the power station’s main equipment for a period of 20 years commencing from the start date of the commercial operation.

Pursuant to the Agreement, the Tzomet Construction Contractor undertook to complete the construction work of the Tzomet project, including the acceptance tests, within a period of about two and a half years from the date of receipt of the work commencement order from OPC Tzomet (hereinafter – the “Work Commencement Order”). The agreement includes a period of preliminary development work, which commenced in September 2018 (hereinafter – the “Preliminary Development Work”). The Preliminary Development Work includes, among other things, preliminary planning and receipt of a building permit (which was received in January 2020).

In OPC Tzomet’s estimation, based on the work specifications, the aggregate consideration that will be paid in the framework of the Agreement is about $300 million, and it will be paid based on the milestones provided therein. This includes the consideration in respect of the maintenance agreement, as described below.

Furthermore, the Agreement includes provisions that are customary in agreements of this type, including commitments for agreed compensation, limited in amount, in a case of non‑compliance with the terms of the Agreement, including with respect to certain guaranteed executions and for non‑compliance with the timetables set, and the like. The Agreement also provides that the Tzomet Construction Contractor is to provide guarantees, including a parent company guarantee, as is customary in agreements of this type.

Against the background of the spread of COVID-19 and the restrictions imposed as a result thereof, in March 2020, an amendment to the Agreement was signed whereby, it was agreed to issue a work commencement order to the Tzomet Construction Contractor and to extend the period for completion of the construction work under the Agreement by about three months. The construction work started in 2020, and the Tzomet Power Plant is expected to be completed in January 2023.

In addition, in 2020, OPC Tzomet partly hedged its exposure to changes in the cash flows paid in US dollars in connection with the Agreement by means of forward contracts on exchange rates. These are being accounted for as accounting hedges.

Maintenance agreement between OPC Tzomet and PW Power Systems Inc.

In December 2019, OPC Tzomet signed a long‑term service agreement (hereinafter – the “Tzomet Maintenance Agreement”) with PW Power Systems LLC (“PWPS”), for provision of maintenance servicing for the Tzomet Power Plant, for a period of 20 years commencing from the delivery date of the plant. OPC Tzomet is permitted to conclude the Tzomet Maintenance Agreement for reasons of convenience after a period of 5 years from the delivery date. The Tzomet Maintenance Agreement provides a general framework for provision of maintenance services by PWPS to the generation units and additional equipment on the site during the period of the agreement (hereinafter in this Section – the “Equipment”). OPC Tzomet is responsible for the current operation and maintenance of the Equipment.

Pursuant to the terms of the agreement, PWPS will provide OPC Tzomet current services, including, among others, an annual examination of the Equipment, engineering support on the site, and a representative of PWPS will be present on the site during the first 18 months of the operation. In addition, the agreement includes provision of access to OPC Tzomet to the inventory the equipment held for rent of PWPS, and in a case of interruptions in the generation, PWPS will provide OPC Tzomet a replacement engine, pursuant to the conditions and in consideration of the amounts stated in the agreement. The agreement includes a mechanism in connection with the performance of the replacement generator. Pursuant to the terms of the agreement and with the Tzomet Power Plant being a Peaker plant, the rest of the maintenance services, aside from those provided in the agreement, will be acquired based on work orders, that is, the services will be provided by PWPS in accordance with agreement between the parties, at prices that will be agreed upon, or with respect to certain services, based on the prices stipulated in the agreement.

Agreement for purchase of available capacity and electricity between OPC Tzomet and IEC

In January 2020, OPC Tzomet signed an agreement for acquisition of available capacity and energy and provision of infrastructure services with IEC, where OPC Tzomet undertook to sell energy and available capacity from its facility to IEC, and IEC committed to provide OPC Tzomet infrastructure services and management services for the electricity system, including back-up services. As part of establishment of the System Administrator under the reform of IEC, in October 2020 OPC Tzomet received notification of assignment of the agreement to the System Administrator. The agreement will remain in effect up to the end of the period in which OPC Tzomet is permitted to sell available capacity and energy in accordance with the provisions of its generation license, i.e. up to the end of 20 years from the commercial operation date of Tzomet power plant as part of the Tzomet project. The agreement provides, among other things, that the System Administrator will be permitted to disconnect supply of the electricity to the electricity grid if OPC Tzomet does not comply with the safety provisions as provided by law or a safety provision of the System Administrator delivered in advance and in writing. OPC Tzomet also committed to comply with the availability and credibility requirements stipulated in its license and in Regulation 914, and to pay for non-compliance therewith.

Gas transmission agreement between OPC Tzomet and Israel Natural Gas Lines Ltd.

In December 2019, an agreement was signed between OPC Tzomet and INGL for purposes of transmission of natural gas to the power plant that is being constructed by OPC Tzomet. The agreement includes provisions that are customary in agreements with INGL and is essentially similar to the agreements of OPC Rotem and OPC Hadera with INGL, as stated above. In OPC’s estimation, the cost of the gas transmission agreement to OPC Tzomet will amount to about NIS 25 million (approximately $8 million) per year.

As part of the agreement, partial connection fees were defined in respect of the connection planning and procurement in a total budgeted amount of NIS 13 million (approximately $4 million). On the signing date of the agreement, OPC provided a corporate guarantee, in the amount of about NIS 11 million (approximately $3 million), in connection with the liabilities of OPC Tzomet in accordance with the agreement. Commencement of performance of the construction work by INGL, prior to receipt of notification from OPC Tzomet with respect to completion of a first withdrawal of money for purposes of execution of the construction work (hereinafter – “the First Withdrawal”), will be conditional on advance notice by INGL to OPC Tzomet and an increase of OPC Tzomet’s guarantees pursuant to that required for coverage of the construction costs. In February 2020, OPC Tzomet notified INGL regarding commencement of performance of the construction work. The commencement date of the transmission if expected to be 25 to 29 months from the signing date. The total budget for the connection fees is expected to be NIS 32 million (approximately $10 million).

e.	OPC Rotem and OPC Hadera

Gas agreement with Energean

In December 2017, OPC Rotem and OPC Hadera signed an agreement with Energean Israel Ltd. ("Energean"), which has holdings in the Karish gas reservoir (hereinafter - "the gas reservoir"), subject to the fulfillment of preconditions). The agreements with OPC Rotem and OPC Hadera are separate and independent. According to the terms set forth in the agreements, the total quantity of natural gas that OPC Rotem and OPC Hadera are expected to purchase is about 9 BCM (for OPC Rotem and OPC Hadera together) for the entire supply period (hereinafter - the "Total Contractual Quantity"). The agreement includes, among other things, TOP mechanism under which OPC Rotem and OPC Hadera will undertake to pay for a minimum quantity of natural gas, even if they have not used it.

The agreements include additional provisions and arrangements for the purchase of natural gas, and with regard to maintenance, gas quality, limitation of liability, buyer and seller collateral, assignments and liens, dispute resolution and operational mechanisms.

The agreements are valid for 15 years from the date the agreement comes into effect or until completion of the supply of the total contractual quantity from Energean to each of the subsidiaries (OPC Rotem and OPC Hadera). According to each of the agreements, if after the elapse of 14 years from the date the agreement comes into effect, the contracting company did not take an amount equal to 90% of the total contractual quantity, subject to advance notice, each party may extend the agreement for an additional period which will begin at the end of 15 years from the date the agreement comes into effect  until the earlier of: (1) completion of consumption of the total contractual quantity; or (2) during an additional 3 years from the end of the first agreement period. The agreement includes circumstances under which each party will be entitled to bring the relevant agreement to an end before the end of the contractual period, in case of prolonged non-supply, damage to collateral and more.

The price of natural gas is based on an agreed formula, linked to the electricity generation component and includes a minimum price. The financial scope of the agreements may reach $0.8 billion for OPC Rotem and $0.5 billion for OPC Hadera (assuming maximum consumption according to the agreements and according to the gas price formula as at the report date), and depends mainly on the electricity generation component and the gas consumption. In November 2018, all pre-conditions for the agreement were fulfilled.

In November 2019, an amendment was signed to OPC Rotem’s natural gas movement with Energean whereby the rate of consumption of the gas was accelerated such that the daily and annual contractual gas consumption quantity of OPC Rotem from Energean was increased by 50%, with no change in the total contractual quantity being acquired from Energean. Accordingly, the period of the agreement was updated to the earlier of 10 years or up to completion of supply of the total contractual quantity (in place of the earlier of 15 years or up to completion of supply of the total contractual quantity). In January 2020, OPC Rotem received the decision of the Business Competition Supervisor whereby OPC Hadera is exempt from receiving approval of the Business Competition Court for a restrictive agreement (cartel) with reference to amendment of the agreement. In March 2020, all of the preconditions were fulfilled.

The amendment to the OPC Rotem agreement with Energean and the amendment to the agreements of OPC Rotem and OPC Hadera with Tamar, as stated above, are intended to permit reduction of the quantities of gas being acquired under the agreements with Tamar and increase of the quantities being acquired under the terms of the agreements with Energean, with the goal of reducing the OPC’s weighted‑average gas price. The quantum of the cumulative annual monetary TOP liability of OPC Rotem and OPC Hadera (based on all of their gas contracts) is not expected to increase. Nonetheless, as a practical outcome of acceleration of the consumption under the Energean agreement, with respect to OPC Rotem, the cumulative annual monetary TOP liability of OPC Rotem will increase based on all of its gas contracts. It is noted that the said TOP liability is lower than OPC Rotem’s expected consumption.

OPC Hadera signed an agreement with an unrelated third party for the sale of surplus gas quantities which will be supplied to it pursuant to the agreement with Energean. As the agreements cannot be settled on a net basis and the undertakings were made for the purpose of OPC Hadera’s own independent contractual use, the agreements for the purchase and sale of gas are not within the scope of IFRS 9. Accordingly, the agreements were accounted for as executory contracts. In December 2020, OPC Hadera transferred the quantities designated for sale to third party under the Energean agreement and the agreement for sale of the gas to a third party to a fellow subsidiary. Transfer of the quantities is subject to preconditions, which as at the publication date of the report had not yet been fulfilled.

In 2020 Energean notified OPC that “force majeure” events happened during the year, in accordance with the clauses pursuant to the agreements, and that the flow of the first gas from the Karish reservoir is expected to take place during the second half of 2021. OPC rejected the contentions that a “force majeure” event is involved.

Subsequent to year end, as indicated by publications of Energean from January 2021, supply of the gas from the Karish reservoir is expected to take place in the fourth quarter of 2021. Notwithstanding that, it is noted that this forecast requires an increase in personnel, and if the personnel remains in its present format, the flow of the gas could be delayed by two or three months. In February 2021, the rating agency, Moody’s, published a report stating that the full operation of the Karish reservoir is expected to be delayed to the second quarter of 2022.

Due to the delay in supply of the gas from the Karish reservoir, OPC Rotem and OPC Hadera will be required to acquire the quantity of gas it had planned to acquire from Energean for purposes of operation of the power plants at present gas prices, which is higher than the price stipulated in the Energean agreement. The delays in the commercial operation date of Energean, and in turn, a delay in supply of the gas from the Karish reservoir, will have an unfavorable impact on OPC’s profits. In the agreements with Energean, compensation for delays had been provided, the amount of which depends on the reasons for the delay, where the limit with respect to the compensation in a case where the damages caused is “force majeure” is lower. It is noted that the damages that will be caused to OPC stemming from a delay could exceed the amount of the said compensation.

f.	CPV Group

In October 2020, an agreement was signed (hereinafter – the “Acquisition Agreement”) whereby OPC will acquire (indirectly from entities in the Global Infrastructure Management LLC Group (hereinafter – the “Sellers”)), 70% of the rights and holdings in the following entities: CPV Power Holdings LP; Competitive Power Ventures Inc.; and CPV Renewable Energy Company Inc. (the three companies collectively referred to hereinafter as – the “CPV Group”).

The CPV Group is engaged in the development, construction and management of power plants using renewable energy and conventional energy (power plants running on natural gas of the advanced‑generation combined‑cycle type) in the United States. The CPV Group holds rights in active power plants that it initiated and developed – both in the area of conventional energy and in the area of renewable energy. In addition, through an asset management group the CPV Group is engaged in provision of management services to power plants in the United States using a range of technologies and fuel types, by means of signing asset‑management agreements, usually for short/medium periods.

The acquisition was made through a limited partnership, CPV Group LP (hereinafter – the “Buyer”), held by OPC Power Ventures LP where OPC holds approximately 70% interest (hereinafter – the “Partnership”).

Completion of the transaction was subject to preconditions and receipt of various regulatory approvals. The preconditions included, among others, confirmation of each of the parties of fulfillment of its representations under the Agreement. The regulatory approvals included the following main approvals: approval of the Committee for Examination of Foreign Investments in the United States (CIFUS); passage of the required period for handling the request under the Hart Scott Rodino Act; approval of the Federal Energy Regulatory Commission and approval of the New York Public Service Commission.

Subsequent to year end, in January 2021, all the regulatory approvals required for completion of the transaction were received and the preconditions were fulfilled. The completion date of the transaction was January 25, 2021 (the “Transaction Completion Date”).

On the Transaction Completion Date, in accordance with the mechanism for determination of the consideration as defined in the acquisition agreement, the Buyer paid the Sellers approximately $648 million, which included a purchase price of $630 million subject to certain adjustments to working capital, cash, and the debt balance), and about NIS 5 million (approximately $2 million) for a deposit which remains in the CPV Group. In respect of an interest of 17.5% in the rights to the Three Rivers construction project (the “Construction Project”), a sellers’ loan in the amount of $95 million (the “Sellers’ Loan”) was provided to CPVPH. The rate of the holdings in the Project Under Construction may drop to 10%. The parties agreed that to the extent a sale is executed of up to 7.5% of the rights in the Construction Project within 60 days from the completion date of the transaction, a partial early repayment will be made in the amount of $40 million out of the Seller’s Loan that will be made upon completion of sale of the rights, as stated, and arrangements were provided including regarding reduction of the interest on the Seller’s Loan in the case of a sale. The Seller’s Loan is for a period of up to two years from the Transaction Completion Date, bears interest at an annual rate of 4.5%, and is secured by a lien on shares of the holding company that owns the rights in the project under construction and rights pursuant to the management agreement of the project under construction. The Seller’s Loan includes loan covenants and breach events, and does not include construction and early repayment costs. The transaction costs for acquisition of the CPV Group are expected to be about NIS 45 million (approximately $13 million) (about NIS 42 million (approximately $12 million) was included under selling, general and administrative expenses in the consolidated statements of profit and loss).

OPC partially hedged its exposure to changes in the cash flows from payments in dollars in connection with the acquisition agreement by means of forward transactions. OPC chose to designate the forward transactions as an accounting hedge. The Buyer also provided guarantees in place of the guarantees provided by the Sellers prior to the completion date of the transaction in favor of third parties in connection with projects of the CPV Group that are in the development stage.

Subsequent to year end, on February 3, 2021, the transaction for sale of 7.5% of the rights in a project under construction was completed, and accordingly the Seller’s Loan was reduced by the amount of about $41 million. The Seller’s Loan will continue to exist with respect to the amount of about $54 million in connection with the consideration relating to 10% of the rights in a project under construction that is held by the CPV Group, pursuant to the conditions set forth above.

The CPV Group holds rights in active power plants it initiated and constructed over the past years – both in the conventional area as well as in the area of renewable energy: in power plants powered by natural gas (of the open‑cycle type from an advanced generation), CPV’s share is about 1,290 megawatts out of 4,045 megawatts (5 power plants), and in wind energy CPV’s share is about 106 megawatts out of 152 megawatts (1 power plant). In addition, the CPV Group holds rights in a power plant running on natural gas having an aggregate capacity of about 1,258 megawatts in the construction stages (CPV’s share as at the submission date of the report is about 125 megawatts).

In addition to the power plants using conventional technology and renewable energy, as stated above, as at the publishing date of the report the CPV Group has a list (backlog) of 9 renewable energy projects in advanced stages of development, and additional projects using various technologies in different stages of development, having an aggregate scope of about 6,175 megawatts. In addition, the CPV Group is also engaged in provision of asset‑management and energy services to power plants using various different technologies, both for projects it initiated as well as for third parties, and in total the CPV Group provides management services to power plants with an aggregate capacity of about 7,911 megawatts.

The Acquisition Agreement included representations and warranties and covenants by the parties, including covenants regulating the conduct of the CPV business between signing and closing.  The Seller's representations expired at closing, other than certain fundamental representations which will survive for two years. The Buyer obtained a representation and warranty insurance policy in connection with the Acquisition Agreement with international insurers with a liability cap of up to $53 million for a period ranging from three to six years, depending on the particular representation and warranty.

On the completion date of the transaction, the Buyer provided guarantees and credit certificates in place of guarantees provided by the Sellers for the benefit of third parties in connection with CPV’s projects that are in various stages of development.

The agreement provided for a termination payment of $50 million (plus certain expenses of the Seller) by the Buyer if the agreement is terminated as a result of certain breaches of representations or covenants. This payment obligation was guaranteed by OPC, and with the completion of the transaction subsequent to year end, accordingly the guaranteed was cancelled.

Kenon is currently assessing the impact of the acquisition on the consolidated financial statements.

g.	OPC Power Ventures LP (“OPC Power”)

In October 2020, OPC signed a partnership agreement (the “Partnership Agreement” and the “Partnership”, where applicable) with three financial entities to form OPC Power, whereby the limited partners in the Partnership are OPC (indirectly) which holds about 70% interest, institutional investors from the Clal Insurance Group which hold 12.75% interest, institutional investors from the Migdal Insurance Group which hold 12.75% interest, and a corporation from Poalim Capital Markets which hold 4.5% interest.

The total investment commitments and commitments for provision of shareholders’ loans of all the limited partners amount to $815 million, based on their respective ownership interests, representing obligations for acquisition consideration as well as funding of additional investments in the Buyer and in the CPV Group for implementation of certain new projects being developed by the CPV Group.

The General Partner of the Partnership, a wholly-owned company of OPC, will manage the Partnership’s business as its General Partner, with certain material actions (or which may involve a conflict of interest between the General Partner and the limited partners), requiring approval of a majority of special majority (according to the specific action) of the institutional investors which are limited partners. The General Partner is entitled to management fees and success fees subject to meeting certain achievements.

OPC has also entered into an agreement with entities from the Migdal Insurance Group with respect to their holdings in the Partnership, whereby OPC granted said entities a put option, and they granted OPC a call option (to the extent that the put option is not exercised), which is exercisable after 10 years in certain circumstances.

h.	Inkia Energy Limited (liquidated in July 2019)

As part of the sale described in Note 27, Inkia agreed to indemnify the buyer and its successors, permitted assigns, and affiliates against certain losses arising from a breach of Inkia’s representations and warranties and certain tax matters, subject to certain time and monetary limits depending on the particular indemnity obligation. These indemnification obligations were supported by (a) a three-year pledge of shares of OPC which represented 25% of OPC’s outstanding shares, (b) a deferral of $175 million of the sale price in the form of a four-year $175 million Deferred Payment Agreement, accruing interest at 8% per year and payable in-kind, and (c) a three-year corporate guarantee from Kenon for all of the Inkia’s indemnification obligations, all of the foregoing periods running from the closing date of December 31, 2017. In December 2018, the indemnification commitment was assigned by Inkia to a fellow wholly owned subsidiary of Kenon.

As part of the early repayment described in Note 13, Kenon agreed to increase the number of OPC shares pledged to the buyer of the Inkia business to 55,000,000 shares (representing approximately 31% of OPC’s shares as at December 31, 2020) and to extend the pledge of OPC shares and the corporate guarantee from Kenon for all of Inkia’s indemnification obligations until December 31, 2021. In addition, Kenon agreed that, until December 31, 2021, it shall maintain at least $50 million in cash and cash equivalents, and to restrictions on indebtedness, subject to certain exceptions.